Basis of Presentation and Significant Accounting Policies Narrative (Details) $ in Thousands		12 Months Ended
	Dec. 27, 2013 USD ($)	Dec. 31, 2015 USD ($) television_station	Dec. 28, 2014 USD ($)	Dec. 29, 2013 USD ($)	Dec. 31, 2012 USD ($)
Summary of Significant Account Policies [Line Items]
Number of Television Stations | television_station		42
Fiscal Year Additional Days		4 days
Restricted cash held by the company					$ 187,000
Restricted cash and cash equivalents		$ 17,595	$ 17,600
Repayments of long-term debt		1,114,262	299,285	$ 1,102,234
Broadcast rights impairment charge		74,000
Self-insurance deductible, per occurrence		1,000
Liabilities for self-insured risks		$ 34,000	47,000
Liabilities for self-insured risks distributed to Tribune Publishing			44,000
Buildings | Minimum
Summary of Significant Account Policies [Line Items]
Useful life of property, plant and equipment, years		1 year
Buildings | Maximum
Summary of Significant Account Policies [Line Items]
Useful life of property, plant and equipment, years		44 years
Equipment | Minimum
Summary of Significant Account Policies [Line Items]
Useful life of property, plant and equipment, years		1 year
Equipment | Maximum
Summary of Significant Account Policies [Line Items]
Useful life of property, plant and equipment, years		30 years
Senior 9.25 and 10 Percent Toggle Notes Due 2015 | Senior Notes
Summary of Significant Account Policies [Line Items]
Restricted cash held by the company			$ 202,000	$ 202,000
Senior Toggle Notes redemption period (days)	30 days
Cash deposit	$ 202,000
Repayments of long-term debt	174,000
Interest	2,000
Repayments of Long-term Debt, Intercompany Amounts	$ 28,000